Fund Summary
Franklin Global Real Estate Fund-14 | Franklin Global Real Estate Fund
Investment Goal
High total return.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund's Prospectus and under “Buying and Selling Shares” on page 55 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Global Real Estate Fund} - Franklin Global Real Estate Fund-14 - Franklin Global Real Estate Fund	Class A		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Global Real Estate Fund} - Franklin Global Real Estate Fund-14 - Franklin Global Real Estate Fund		Class A	Class C	Class R6	Advisor Class
Management fees		1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	1.00%	none	none
Other expenses		0.30%	0.30%	1.03%	0.30%
Total annual Fund operating expenses		1.55%	2.30%	2.03%	1.30%
Fee waiver and/or expense reimbursement	[1]	(0.15%)	(0.15%)	(1.02%)	(0.15%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.40%	2.15%	1.01%	1.15%
[1]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired Fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.15% until November 30, 2018. In addition, the transfer agent also has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for the class do not exceed 0.03%, until November 30, 2018. The "Fee waiver and/or expense reimbursement" and "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" line items have been restated to reflect the current fee waivers and/or expense reimbursements for the upcoming fiscal year. Consequently, "Total annual Fund operating expenses after fee waiver and/or expense reimbursement" differ from the ratio of expenses to average net assets (net of waiver and payments by affiliates) shown in the Financial Highlights. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Global Real Estate Fund} - Franklin Global Real Estate Fund-14 - Franklin Global Real Estate Fund - USD ($)	Class A	Class C	Class R6	Advisor Class
1 year	$ 709	$ 318	$ 103	$ 117
3 years	1,023	704	538	397
5 years	1,358	1,217	999	699
10 years	$ 2,302	$ 2,624	$ 2,277	$ 1,555

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Global Real Estate Fund}	Franklin Global Real Estate Fund-14 Franklin Global Real Estate Fund Class C USD ($)
1 Year	$ 218
3 Years	704
5 Years	1,217
10 Years	$ 2,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.67% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.; companies qualifying under U.S. federal tax law as REITs; and companies that derive at least half of their assets or revenues from the ownership, management, development or sale of residential, or commercial real estate (such as real estate operating or service companies).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector.

The Fund currently expects to be invested predominantly in equity securities, primarily common stocks. Although the Fund generally does not hedge its foreign currency exposure, forward currency exchange contracts may be used from time-to-time to help manage currency risks and manage local currency exposure.

The investment manager seeks to limit price volatility by investing across markets and property types and seeks to provide a consistently high level of income. When selecting investments for the Fund’s portfolio, the investment manager applies a “bottom-up" stock selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities

By concentrating in the global real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including: local, regional, national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs

A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument and such instruments often have risks similar to the underlying instrument, in addition to other risks. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	26.06%
Worst Quarter:	Q4'08	-32.45%
As of September 30, 2017, the Fund's year-to-date return was 6.64%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Average Annual Total Returns{- Franklin Global Real Estate Fund} - Franklin Global Real Estate Fund-14 - Franklin Global Real Estate Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	(5.20%)	7.27%	(0.37%)
Class A | After Taxes on Distributions	(6.54%)	6.41%	(1.47%)
Class A | After Taxes on Distributions and Sales	(2.86%)	5.39%	(0.70%)
Class C | Return Before Taxes	(1.19%)	7.79%	(0.47%)
Class R6 | Return Before Taxes	0.88%			2.02%
Advisor Class | Return Before Taxes	0.85%	8.86%	0.53%
FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes)	4.99%	10.33%	2.23%
[1]	Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.